Acquisitions (Details Narrative 2) - The Arena Group Holdings Inc [Member] - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2022	Dec. 07, 2022	Sep. 27, 2022	Apr. 02, 2022	Apr. 01, 2022	Apr. 02, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Jul. 15, 2021
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 1,840,000
Acquired cash	$ 25,000,000	$ 23,000,000
Stock issued during period value new issues										$ 30,490,000	$ 30,490,000	$ 19,838,000
Adjustments											1,967,000	49,000
Depreciation											864,000	1,152,000
Nonrecurring cost											200,000	200,000
Deferred income tax expense benefit											1,303,000	1,303,000
Cash payment			$ 850,000
Useful lives			10 years											3 years
Escrow deposit	1,000,000												$ 1,000,000
Assumed lease obligation													1,430,000
Deferred payments													3,189,000
Deferred revenue obligation													4,078
Unearned revenue													3,941,000
Refund liability													$ 137,000
Transaction cost	$ 283,000
Transaction cost														$ 35,000
Adjustment description								The adjustments for the three months ended September 2022 of $317, represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($216); and (2) to reverse the deferred tax provision related to the acquisition $533. The adjustments for the nine months ended September 2022 of ($1,724), represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($648); (2) to reverse the nonrecurring transaction cost related to the acquisition of $200; and (3) to reverse the deferred tax benefit related to the acquisition of ($1,276)
Buffalo Groupe LLC [Member] | Intellectual Properties [Member]
Asset Acquisition [Line Items]
Cash paid for consideration			$ 850,000,000
Advertiser Relationships [Member]
Asset Acquisition [Line Items]
Estimated useful life									15 years
Brand Names [Member]
Asset Acquisition [Line Items]
Estimated useful life									12 years
Brand Names [Member] | Buffalo Groupe LLC [Member] | Intellectual Properties [Member]
Asset Acquisition [Line Items]
Estimated useful life			10 years
Common Stock [Member]
Asset Acquisition [Line Items]
Stock issued during period value new issues										$ 42,000	42,000	$ 13,000
Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Acquired percentage				100.00%
Business combination consideration transferred1				$ 15,854,000	$ 15,854,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				2,604,000	2,604,000
Acquired cash				12,827,000	1,840,000
Payments for acquire				11,840,000	12,085,000
Payments to be acquire				$ 987,000
Issuance of common stock				314,103
Fair value of shares issued in acquisition				$ 3,141,000	$ 3,141,000
Acquisition description				The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022)	The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022)					The Company received a final valuation report from a third-party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348
Restructuring and related cost, incurred cost				$ 200,000
Assumed lease obligation											$ 1,430,000
Acquired percentage					100.00%
Cash portion in acquisition					$ 12,827,000
Cash payments paid at closing					11,840,000
Amount to be paid post-closing					$ 987,000
Number of shares issued in acquisition					314,103
Acquisition description								The Company received a final valuation report from a third-party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348
Transaction cost					$ 200,000
Athlon Holdings, Inc. [Member] | Digital Content [Member]
Asset Acquisition [Line Items]
Estimated useful life					2 years
Athlon Holdings, Inc. [Member] | Advertiser Relationships [Member]
Asset Acquisition [Line Items]
Estimated useful life					8 years 9 months
Athlon Holdings, Inc. [Member] | Trade Names [Member]
Asset Acquisition [Line Items]
Estimated useful life					14 years 6 months
Athlon Holdings, Inc. [Member] | Digital Content [Member]
Asset Acquisition [Line Items]
Estimated useful life						2 years
Athlon Holdings, Inc. [Member] | Advertiser Relationship [Member]
Asset Acquisition [Line Items]
Estimated useful life				8 years 9 months		14 years 6 months
Athlon Holdings, Inc. [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Stock issued during period value new issues				$ 3,000,000
Stock value assigned					$ 3,000,000
A 360 Media L L C [Member] | Advertiser Relationship [Member]
Asset Acquisition [Line Items]
Estimated useful life											12 years 6 months
A 360 Media L L C [Member] | Brand Name [Member]
Asset Acquisition [Line Items]
Estimated useful life											11 years